Pledged or mortgaged assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases

The Group provided certain assets as collateral mainly for long-term bank loans (Note 24) and leases, which were as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Non-current financial assets at amortized cost	—	68,388	2,234
Property, plant and equipment, net (Note 16)	7,164,089	9,672,238	315,983
Other non-current financial assets	70,241	—	—

	7,234,330	9,740,626	318,217